S000089902 [Member] Performance Management - Stewart Investors Global Emerging Markets Leaders Fund	Jun. 16, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	Because the Fund had not commenced operations as of the calendar year ended December 31, 2023, there is no annual performance information included.
Performance One Year or Less [Text]	Because the Fund had not commenced operations as of the calendar year ended December 31, 2023, there is no annual performance information included.